THE ALGER PORTFOLIOS

Alger Mid Cap Growth Portfolio
Class 1-2 Shares

Supplement dated October 10, 2013 to the
Prospectus dated May 1, 2013,
As Supplemented to Date

The following replaces the entry under the heading "Management" of Alger Mid Cap Growth Portfolio on pages 14 and 15 of the Prospectus:

Investment Manager:

Fred Alger Management, Inc.

Co-Portfolio Managers:

Ankur Crawford, Ph.D. Senior Vice President, Senior Analyst and Co-Portfolio Manager Since November 2010	Brian Schulz, CFA Senior Vice President, Senior Analyst and Co-Portfolio Manager Since February 2013
Alex Goldman Senior Vice President, Senior Analyst and Co-Portfolio Manager Since February 2013	Christopher R. Walsh, CFA Senior Vice President, Senior Analyst and Co-Portfolio Manager Since February 2013
Michael Melnyk, CFA Senior Vice President, Senior Analyst and Co-Portfolio Manager Since February 2013	Michael Young Senior Vice President, Senior Analyst and Co-Portfolio Manager Since November 2010

The following replaces the entry for Alger Mid Cap Growth Portfolio in the chart under the heading "Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments" on page 43 of the Prospectus:

Portfolio	Portfolio Manager(s)	Since
Alger Mid Cap Growth Portfolio	Co-Portfolio Managers: Ankur Crawford, Ph.D. Alex Goldman Michael Melnyk, CFA Brian Schulz, CFA Christopher R. Walsh, CFA Michael Young	November 2010 February 2013 February 2013 February 2013 February 2013 November 2010

In addition, the description regarding Maria Liotta is deleted from the descriptions of portfolio managers on page 44 of the Prospectus. Ms. Liotta is no longer employed by Fred Alger Management, Inc.

S-APPI-2 101013

THE ALGER PORTFOLIOS

Alger Mid Cap Growth Portfolio

Class S Shares

Supplement dated October 10, 2013 to the
Prospectus dated May 1, 2013,
As Supplemented to Date

The following replaces the entry under the heading "Management" of Alger Mid Cap Growth Portfolio on pages 14 and 15 of the Prospectus:

Investment Manager:

Fred Alger Management, Inc.

Co-Portfolio Managers:

Ankur Crawford, Ph.D. Senior Vice President, Senior Analyst and Co-Portfolio Manager Since November 2010	Brian Schulz, CFA Senior Vice President, Senior Analyst and Co-Portfolio Manager Since February 2013
Alex Goldman Senior Vice President, Senior Analyst and Co-Portfolio Manager Since February 2013	Christopher R. Walsh, CFA Senior Vice President, Senior Analyst and Co-Portfolio Manager Since February 2013
Michael Melnyk, CFA Senior Vice President, Senior Analyst and Co-Portfolio Manager Since February 2013	Michael Young Senior Vice President, Senior Analyst and Co-Portfolio Manager Since November 2010

The following replaces the entry for Alger Mid Cap Growth Portfolio in the chart under the heading "Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments" on page 22 of the Prospectus:

Portfolio	Portfolio Manager(s)	Since
Alger Mid Cap Growth Portfolio	Co-Portfolio Managers: Ankur Crawford, Ph.D. Alex Goldman Michael Melnyk, CFA Brian Schulz, CFA Christopher R. Walsh, CFA Michael Young	November 2010 February 2013 February 2013 February 2013 February 2013 November 2010

In addition, the description regarding Maria Liotta is deleted from the descriptions of portfolio managers on page 23 of the Prospectus. Ms. Liotta is no longer employed by Fred Alger Management, Inc.

S-APPS 101013

THE ALGER PORTFOLIOS

Alger Mid Cap Growth Portfolio

Supplement dated October 10, 2013 to the
Statement of Additional Information dated May 1, 2013,
As Supplemented to Date

The line item regarding accounts managed by Maria Liotta is deleted from the chart under the heading "Other Accounts Managed by Portfolio Managers" on page 29 of the Statement of Additional Information. In addition, the line item regarding Maria Liotta's beneficial interest is deleted from the chart under the heading "Securities owned by the Portfolio Managers" on page 30 of the Statement of Additional Information.

S-APPSAI 101013